Equity-Based Compensation (Tables) - Williams Companies Incentive Plan [Member]	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested Restricted Stock Unit Rollforward and related information [Table Text Block]
The following summary reflects nonvested restricted stock unit activity and related information for the year ended December 31, 2021:

Restricted Stock Units Outstanding	Shares	Weighted- Average Fair Value (1)
	(Millions)
Nonvested at December 31, 2020	6.2	$23.53
Granted	2.7	$24.22
Forfeited	(0.1)	$18.59
Vested	(1.5)	$30.82
Nonvested at December 31, 2021	7.3	$22.35
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(1)Performance-based restricted stock units are valued considering measures such as total shareholder return utilizing a Monte Carlo valuation method, as well as return on capital employed, a ratio of debt to EBITDA, and available funds from operations. All time based restricted stock units are valued at the grant-date market price. Restricted stock units generally vest after three years.

Other restricted stock unit information [Table Text Block]

Value of Restricted Stock Units	2021	2020	2019
Weighted-average grant date fair value of restricted stock units granted during the year, per share	$24.22	$18.32	$25.87
Total fair value of restricted stock units vested during the year (in millions)	$46	$43	$29